SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS

Deutsche Global Small Cap Fund
The following information replaces the existing similar disclosure in the “FEES AND EXPENSES OF THE FUND” section of the fund’s summary prospectus:
SHAREHOLDER FEES (paid directly from your investment)
	A	T	C	R6	INST	S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75	2.50	None	None	None	None
Maximum deferred sales charge (load), as % of redemption proceeds	None	None	1.00	None	None	None
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$20	None	$20	None	None	$20
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
	A	T	C	R6	INST	S
Management fee[1]	0.80	0.80	0.80	0.80	0.80	0.80
Distribution/service (12b-1) fees	0.25	0.25	0.99	None	None	None
Other expenses[2]	0.38	0.36	0.40	0.20	0.31	0.32
Total annual fund operating expenses	1.43	1.41	2.19	1.00	1.11	1.12
1 “Management fee” is restated to reflect the fund’s new management fee rate effective July 1, 2017.
2 ”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Years	A	T	C	R6	INST	S
1	$712	$390	$322	$102	$113	$114
3	1,001	685	685	318	353	356
5	1,312	1,002	1,175	552	612	617
10	2,190	1,899	2,524	1,225	1,352	1,363
You would pay the following expenses if you did not redeem your shares:
Years	A	T	C	R6	INST	S
1	$712	$390	$222	$102	$113	$114
3	1,001	685	685	318	353	356
5	1,312	1,002	1,175	552	612	617
10	2,190	1,899	2,524	1,225	1,352	1,363

Please Retain This Supplement for Future Reference
July 25, 2017
PROSTKR-903